Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000030198 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030198 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030198 | Agency Risk Transfer Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030198 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030198 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030198 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030198 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030198 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000030198 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000030198 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000030197 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030197 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030197 | Agency Risk Transfer Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030197 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030197 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030197 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030197 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030197 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000030197 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000030197 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000030205 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000030205 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030205 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000030205 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030205 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030205 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030205 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030205 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030205 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030205 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030206 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000030206 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030206 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000030206 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030206 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030206 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030206 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030206 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030206 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030206 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000212356 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000212356 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000212356 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000212356 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212356 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212356 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212356 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212356 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000212356 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000212356 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030207 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000030207 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030207 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000030207 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030207 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030207 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030207 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030207 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030207 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030207 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.40%